Average Annual Total Returns - Class A I R6 and T Shares - Voya US High Dividend Low Volatilty Fund	Class A before taxes 1 Yr	Class A before taxes 5 Yrs	Class A before taxes 10 Yrs	Class A before taxes Since Inception	Class A before taxes Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Russell 1000® Value Index, 1 Yr		Class A Russell 1000® Value Index, 5 Yrs	Class A Russell 1000® Value Index, 10 Yrs	Class A Russell 1000® Value Index, Since Inception		Class A Russell 1000® Index, 1 Yr		Class A Russell 1000® Index, 5 Yrs	Class A Russell 1000® Index, 10 Yrs	Class A Russell 1000® Index, Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Value Index, 1 Yr		Class I Russell 1000® Value Index, 5 Yrs	Class I Russell 1000® Value Index, 10 Yrs	Class I Russell 1000® Value Index, Since Inception		Class I Russell 1000® Index, 1 Yr		Class I Russell 1000® Index, 5 Yrs	Class I Russell 1000® Index, 10 Yrs	Class I Russell 1000® Index, Since Inception
Total	(3.42%)			8.17%	Dec. 06, 2016	(3.96%)			7.05%	(1.58%)			6.09%	2.80%	[1],[2]	[1],[2]	[1],[2]	8.11%	[1],[2]	20.96%	[1],[2]	[1],[2]	[1],[2]	16.54%	[1],[2]	2.73%			10.13%	Dec. 06, 2016	2.80%	[1],[2]	[1],[2]	[1],[2]	8.11%	[1],[2]	20.96%	[1],[2]	[1],[2]	[1],[2]	16.54%	[1],[2]

[1]	Effective December 31, 2020 the Fund changed its benchmark from the Russell 1000®Index to the Russell 1000® Value Index because the Russell 1000® Value Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.